UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23188

Partners Group Private Income Opportunities, LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments —
June 30, 2018 (Unaudited)

The unaudited schedule of investments of Partners Group Private Income Opportunities, LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of June 30, 2018 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Private Credit Investments (84.48%)
Equity (1.00%)	Investment Type	Acquisition Date	Shares	Fair Value*
North America (1.00%)
CB Titan MidCo Holdings, Inc. +, a	Common equity	05/01/17	56,634	$57,086
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	250,000	250,000
Safari Co-Investment L.P. +, a, b	Limited partnership interest	03/15/18	—	256,812
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	2,500	57,500
Total North America (1.00%)				621,398
Total Equity (1.00%)				621,398

Debt (83.48%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
Asia - Pacific (2.90%)
C0001 Pty Ltd +, a	PIK 12.75%	08/31/17	08/31/23	Mezzanine	$624,853	$631,402
Vistra Group Holdings (BVI) II Limited +, a	Cash 3.00% + L (1.00% Floor)^^	06/01/18	10/26/22	Senior	1,159,200	1,165,012
Total Asia - Pacific (2.90%)						1,796,414
North America (52.93%)
Bullhorn, Inc. +, a	Cash 6.75% + L (1.00% Floor)^^	11/21/17	11/21/22	Senior	347,816	355,358
CB Titan MidCo Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^^	05/01/17	11/01/24	Second Lien	511,875	525,000
Certara Holdco, Inc. +, a	Cash 3.50% + L ^^	02/02/18	08/07/24	Senior	716,391	719,973
Checkers Holdings, Inc. +, a	Cash 4.25% + L (1.00% Floor)^^	05/09/17	04/25/24	Senior	156,800	155,826
Checkers Holdings, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^^^	04/25/17	04/25/25	Second Lien	446,200	460,000
Commerce Merger Sub, Inc. +, a	Cash 3.00% + L (1.00% Floor)^^	07/25/17	06/22/24	Senior	997,313	1,003,207
Diamond Parent Midco, Inc. +, a	Cash 5.50% + L (1.00% Floor)^^	05/12/17	04/14/22	Senior	1,373,011	1,393,804
Edgewood Partners Holdings, LLC +, a	Cash 4.25% + L (1.00% Floor)^	09/29/17	09/08/24	Senior	829,094	820,813
Edgewood Partners Holdings, LLC [a,c]	Cash 4.25% + L (1.00% Floor)^	09/29/17	09/08/24	Senior	100,000	—
Explorer Holdings, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	07/31/17	05/02/24	Second Lien	1,559,985	1,600,500
First Data Corporation +, a	Cash 2.25% + L ^	03/05/18	07/08/22	Senior	1,925,170	1,911,424
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^^^^	02/07/18	01/31/25	Senior	422,071	429,306
Gopher Sub Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	03/01/18	02/02/26	Second Lien	2,089,500	2,118,375
Heartland Dental, LLC [a,c]	Cash 3.75% + L (1.00% Floor)^^	05/15/18	04/30/25	Senior	389,348	—
Heartland Dental, LLC +, a	Cash 4.75% + L (1.00% Floor)^^	08/22/17	07/31/23	Senior	2,595,765	2,597,283
Institutional Shareholder Services Inc. +, a	Cash 7.75% + L (1.00% Floor)^^	10/27/17	10/16/25	Second Lien	1,184,050	1,207,850
KCIBT Intermediate II, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	06/19/17	06/01/24	Senior	442,400	445,183
Kingpin Intermediate Holdings, LLC +, a	Cash 3.50% + L (1.00% Floor)^	07/25/17	07/03/24	Senior	945,600	950,400
LTI Holdings, Inc. +, a	Cash 3.50% + L (1.00% Floor)^	03/13/18	05/16/24	Senior	1,492,500	1,498,120
Ministry Brands, LLC +, a	Cash 4.00% + L (1.00% Floor)^	04/11/17	12/02/22	Senior	1,284,699	1,296,399
NSPC INTERMEDIATE II, LLC +, a	Cash 4.50% + L (1.00% Floor)^^	06/30/17	06/02/24	Senior	546,675	541,208
Pearl Intermediate Parent, LLC [a,c]	Cash 2.75% + L^	03/21/18	12/14/25	Second Lien	1,791,000	—
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/21/18	02/14/25	Senior	1,079,114	1,062,886
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	03/21/18	02/13/26	Second Lien	597,000	602,250
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	03/21/18	02/13/26	Senior	87,861	86,540
Peraton Corp. +, a	Cash 5.25% + L (1.00% Floor)^	06/09/17	04/29/24	Senior	591,000	598,455
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^^	01/29/18	01/29/26	Second Lien	994,250	1,025,000
Radiology Partners, Inc. +, a	Cash 5.75% + L (1.00% Floor)^^	12/13/17	12/04/23	Senior	990,603	1,023,036
Senneca Holdings, Inc. [a,c]	Cash 7.25% + L (1.00% Floor)^^	05/11/18	05/11/26	Senior	500,000	—
Senneca Holdings, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	05/11/18	05/11/26	Second Lien	1,925,000	2,000,000
Shearer's Foods Holding +, a	Cash 4.25% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	1,984,683	1,972,243

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments —
June 30, 2018 (Unaudited) (continued)

Private Credit Investments (continued)

Debt (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
Shermco Intermediate Holdings, Inc. [a,c]	Cash 4.50% + L (1.00% Floor)^^	06/05/18	06/05/20	Senior	$690,000	$—
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^^	06/05/18	06/05/24	Senior	620,713	661,250
SSH Group Holdings, Inc. +, a	Cash 5.00% + L (1.00% Floor)^^	10/27/17	10/02/24	Senior	439,639	444,102
SSH Group Holdings, Inc. +, a	Cash 9.00% + L (1.00% Floor)^^	10/27/17	10/02/25	Second Lien	1,234,800	1,285,200
Surgery Center Holdings, Inc. +, a	Cash 3.25% + L (1.00% Floor)^	10/03/17	08/31/24	Senior	1,320,025	1,321,828
TA Buckeye Intermediate Corporation +, a	Cash 5.00% + L (1.00% Floor)^^	08/03/17	06/27/24	Senior	662,836	678,807
Total North America (52.93%)						32,791,626
Western Europe (27.65%)
Altran Technologies +, a	Cash 2.75% + E #	04/10/18	03/20/25	Senior	854,037	852,997
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^	06/21/18	06/18/26	Second Lien	2,173,643	2,218,003
Cidron Atrium SE +, a	Cash 7.00% + E (3.50% Floor)##	02/28/18	02/26/25	Second Lien	1,058,911	1,094,482
EG Finco Limited +, a	Cash 7.75% + E (1.00% Floor)##	06/21/18	04/20/26	Second Lien	2,392,450	2,413,595
EG Group Limited +, a	Cash 4.00% + L##	05/22/18	02/07/25	Senior	1,488,750	1,485,589
EG Group Limited +, a	Cash 4.00% + E##	06/20/18	02/07/25	Senior	1,000,020	997,030
Kiwi VFS Sub II S.A.R.L. +, a	Cash 8.50% + L (1.00% Floor)^^^	07/27/17	07/28/25	Second Lien	463,175	477,500
Pharmathen Global B.V. +, a	Cash 4.25% + E##	08/16/17	08/02/23	Senior	435,385	446,549
PI UK Holdco II Limited +, a	Cash 3.50% + L (1.00% Floor)^^	06/14/18	01/03/25	Senior	1,980,000	1,971,309
R&R Ice Cream plc +, a	Cash 2.63% + E#	03/07/18	01/22/25	Senior	1,167,447	1,160,156
RivieraTopco SARL +, a	PIK 8.50%; E (1.00% Floor)##	12/08/17	05/08/24	Mezzanine	1,247,214	1,278,878
Sisaho International SAS +, a	Cash 4.00% + E#	07/06/17	05/06/22	Senior	744,248	747,969
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	3,469	959
Virgin Media Bristol, LLC +, a	Cash 2.50% + L ^	03/22/18	01/15/26	Senior	2,007,500	1,987,220
Ziggo Secured Finance B.V. +, a	Cash 2.50% + L ^	02/21/18	04/15/25	Senior	1,263	1
Total Western Europe (27.65%)						17,132,237
Total Debt (83.48%)						51,720,277

Total Private Credit Investments (Cost $52,119,682)(84.48%)						$52,341,675

Total Investments (Cost $52,119,682)(84.48%)						$52,341,675

Other Assets in Excess of Liabilities (15.52%)						$9,617,253

Net Assets (100.00%)						$61,958,928

*	The Fair Value of any Investment may not necessarily reflect the current or expected future performance of such Investment or the Fair Value of the Fund's interest in such Investment. Furthermore, the Fair Value of any Investment has not been calculated, reviewed, verified or in any way approved by such Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further detail regarding the valuation policy of the Fund.

+	The fair value of the investment was determined using significant unobservable inputs.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of June 30, 2018 was 2.09%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of June 30, 2018 was 2.34%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of June 30, 2018 was 2.50%.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments —
June 30, 2018 (Unaudited) (continued)

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of June 30, 2018 was 2.76%.

#	As of June 30, 2018, 1 month Euribor was -0.37%.

##	As of June 30, 2018, 6 month Euribor was -0.27%.

[a]	Private credit investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2018 was $52,341,675, or 100.00% of net assets. As of June 30, 2018, the aggregate cost of each investment restricted to resale was $56,634, $250,000, $256,812, $57,500, $675,545, $1,159,228, $348,531, $513,370, $716,391, $157,036, $447,892, $997,950, $1,436,005, $829,482, $0, $1,563,762, $1,925,720, $422,410, $2,089,815, $0, $2,595,962, $1,184,405, $442,783, $946,188, $1,492,761, $1,286,826, $547,115, $0, $1,079,212, $597,077, $87,862, $591,448, $995,539, $991,487, $0, $1,925,841, $1,985,074, $0, $621,190, $440,010, $1,236,218, $1,320,352, $663,630, $904,306, $2,182,744, $1,107,700, $2,378,997, $1,488,869, $991,915, $464,293, $441,712, $1,980,127, $1,240,304, $1,264,647, $726,876, $3,600, $2,007,272 and $1,257, respectively, totaling $52,119,682 .

[b]	Investment does not issue shares.

[c]	Investment has been committed to but has not been funded by the Fund.

Legend:

E - Euribor

L - Libor

PIK - Payment-in-kind

A summary of outstanding financial instruments at June 30, 2018 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
July 26, 2018	Bank of America	$1,770,393	£1,300,000	$1,703,987	$66,406
July 26, 2018	Bank of America	$1,702,742	£1,300,000	$1,703,987	$(1,245)
September 20, 2018	Bank of America	$7,993,808	€6,800,000	$7,920,376	$73,432
September 20, 2018	Bank of America	$931,828	€800,000	$931,809	$19
					$138,612

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2018 through June 30, 2018, the Fund entered into seven long/short forward foreign currency exchange contracts. The Fund had $452,852 in net realized gains and a $113,716 change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2018 are representative of contract amounts during the period.

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the year ended March 31, 2018.

Investments held by the Fund include diversified portfolio of predominantly credit-related opportunities, including but not limited to, first and second lien senior secured loans, secured unitranche debt, unsecured debt (e.g., mezzanine debt), structurally subordinated instruments and equity instruments, as well as public debt, corporate bonds and other debt securities (“Private Credit Investments”).

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

The following table presents the Fund’s Investments at June 30, 2018 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Private Credit Investments:
Debt	$—	$—	$51,720,277	$51,720,277
Equity	—	—	621,398	621,398
Total Private Credit Investments	$—	$—	$52,341,675	$52,341,675
Total Investments	$—	$—	$52,341,675	$52,341,675
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$139,857	$—	$—	$139,857
Total Assets	$139,857	$—	$—	$139,857
Liabilities
Foreign Currency Exchange Contracts	$(1,245)	$—	$—	$(1,245)
Total Liabilities	$(1,245)	$—	$—	$(1,245)
Total Foreign Currency Exchange Contracts	$138,612	$—	$—	$138,612

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2018	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of discount/ (premium)	Net transfers in or out of Level 3	Balance as of June 30, 2018
Private Credit
Investments:
Debt	$41,978,384	$(197,743)	$(205,249)	$19,684,724	$(9,552,061)	$12,222	$-	$51,720,277
Equity	316,065	-	(2,167)	307,500	-	-	-	621,398
Total Private Credit Investments	$42,294,449	$(197,743)	$(207,416)	$19,992,224	$(9,552,061)	$12,222	$-	$52,341,675

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the period ended June 30, 2018, there were no transfers between levels.

The amount of the net change in unrealized depreciation for the period ended June 30, 2018 relating to investments in Level 3 assets still held at June 30, 2018 is $(207,416).

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, the Fund’s administrator (the “Administrator”), both the Adviser and the Administrator report to the Board. For third-party information, the Administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser employs valuation techniques for Private Credit Investments held by the Fund, which include discounted cash flow methods and market comparables. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Fund that hold Private Credit Investments held by the Fund. In such cases, the Adviser may value such Private Credit Investments in consultation with its affiliates. The valuations attributed to Private Credit Investments held by the Fund and other clients of the Adviser might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and the other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2018.

Type of Security	Fair Value at June 30, 2018 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Private Credit Investments:
Debt	$7,206	Discounted cash flow	Discount factor	4.35% - 13.37% (10.09%)
	$37,002	Broker quotes	Indicative quotes for an inactive market	n/a – n/a (n/a)
	$19	Exit Price	Recent transaction price	n/a – n/a (n/a)
	$7,493	Recent financing	Recent transaction price	n/a – n/a (n/a)
Equity	$564	Recent financing	Recent transaction price	n/a – n/a (n/a)
	$57	Market comparable companies	Enterprise value to EBITDA multiple	10.29x - 10.29x (10.29x)

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Debt Investments, the Fund arrives at a fair value through the use of earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Income Opportunities, LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2018

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	August 29, 2018

*	Print the name and title of each signing officer under his or her signature.